UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                             811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices)  (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

  Date of fiscal year end:        02/28

  Date of reporting period:      08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Bond Fund
NYSE: VBF

2	Letters to Shareholders
3	Fund Performance
3	Share Repurchase Program Notice
3	Portfolio Management Update
4	Dividend Reinvestment Plan
5	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 341 2929 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Bond Fund

Fund Performance

Performance summary
Cumulative total returns, 2/28/19 to 8/31/19
Fund at NAV	11.39%
Fund at Market Value	13.34
Bloomberg Barclays Baa U.S. Corporate Bond Index▼	11.60
Market Price Discount to NAV as of 8/31/19	–4.71
Source(s): ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The Bloomberg Barclays Baa U.S. Corporate Bond Index is the Baa component of the Bloomberg Barclays U.S. Corporate Investment Grade Index.
    The Bloomberg Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Management Update
Effective June 28, 2019, the following individuals are jointly and primarily responsible for the day-to-day management of the Fund:
Matthew Brill began managing the Fund in 2013 and has been associated with Invesco and/or its affiliates since 2013.
Chuck Burge began managing the Fund in 2010 and has been associated with Invesco and/or its affiliates since 2002.
Michael Hyman began managing the Fund in 2013 and has been associated with Invesco and/or its affiliates since 2013.
Scott Roberts began managing the Fund in 2012 and has been associated with Invesco and/or its affiliates since 2000.
Todd Schomberg began managing the Fund in 2019 and has been associated with Invesco and/or its affiliates since 2016. From 2008 to 2016, he served as a Portfolio Manager and Vice President at Voya Investment Management.
3	Invesco Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the "record date," which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Bond Fund

Schedule of Investments(a)
August 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.33%
Aerospace & Defense–0.08%
Moog, Inc., 5.25%, 12/01/2022(b)	$ 35,000	$ 35,744
TransDigm, Inc.,
6.50%, 07/15/2024	12,000	12,435
6.50%, 05/15/2025	35,000	36,619
6.38%, 06/15/2026	46,000	48,449
Triumph Group, Inc., 7.75%, 08/15/2025	53,000	53,265
		186,512
Agricultural & Farm Machinery–0.30%
John Deere Capital Corp., 3.45%, 03/07/2029	594,000	651,964
Titan International, Inc., 6.50%, 11/30/2023	74,000	59,385
		711,349
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	15,000	15,366
Airlines–5.76%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	401,370	427,786
Series 2016-1, Class AA, 3.58%, 01/15/2028	372,739	398,212
Series 2019-1, Class B, 3.85%, 02/15/2028	486,000	492,327
Series 2017-1, Class AA, 3.65%, 02/15/2029	516,987	558,403
Series 2017-2, Class A, 3.60%, 10/15/2029	601,578	617,015
Series 2017-2, Class AA, 3.35%, 10/15/2029	750,081	784,037
Series 2019-1, Class A, 3.50%, 02/15/2032	751,000	778,963
Series 2019-1, Class AA, 3.15%, 02/15/2032	981,000	1,018,175
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Colombia), REGS, 8.38%, 05/10/2020(b)	253,000	200,819
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	341,000	351,806
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	806,000	848,763
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	470,000	495,355
	Principal Amount	Value
Airlines–(continued)
Series 2019-1, Class AA, 3.20%, 04/25/2024	$ 679,000	$ 716,985
Delta Air Lines, Inc., 3.80%, 04/19/2023	283,000	294,646
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	1,146,525	1,153,347
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	509,931	525,102
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	440,512	456,040
Series 2016-1, Class B, 3.65%, 01/07/2026	365,170	374,035
Series 2018-1, Class A, 3.70%, 03/01/2030	671,110	708,861
Series 2018-1, Class AA, 3.50%, 03/01/2030	631,807	670,271
Series 2019-1, Class A, 4.55%, 08/25/2031	336,000	378,412
Series 2019-1, Class AA, 4.15%, 08/25/2031	655,000	736,566
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	623,000	635,663
		13,621,589
Alternative Carriers–0.11%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	48,000	50,700
Series Y, 7.50%, 04/01/2024	46,000	51,174
Level 3 Financing, Inc.,
5.38%, 05/01/2025	97,000	101,123
5.25%, 03/15/2026	55,000	57,475
		260,472
Aluminum–0.09%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	200,000	210,500
Apparel Retail–0.06%
L Brands, Inc.,
5.63%, 02/15/2022	77,000	81,235
6.88%, 11/01/2035	31,000	26,350
6.75%, 07/01/2036	8,000	6,760
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	42,000	40,382
		154,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Bond Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	$ 11,000	$ 11,564
4.88%, 05/15/2026(b)	60,000	63,551
		75,115
Asset Management & Custody Banks–1.86%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,215,000	1,307,189
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	1,090,000	1,359,230
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	1,425,000	1,709,233
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(b)	29,000	30,551
		4,406,203
Auto Parts & Equipment–0.04%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	20,000	20,500
Dana, Inc., 5.50%, 12/15/2024	14,000	14,350
Delphi Technologies PLC, 5.00%, 10/01/2025(b)	35,000	30,362
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	27,000	26,528
		91,740
Automobile Manufacturers–2.41%
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	422,000	434,888
3.35%, 11/01/2022	961,000	966,733
5.58%, 03/18/2024	750,000	807,092
General Motors Financial Co., Inc., 5.10%, 01/17/2024	347,000	375,452
Hyundai Capital America, 4.30%, 02/01/2024(b)	2,158,000	2,287,500
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	85,000	87,338
Volkswagen Group of America Finance, LLC (Germany),
2.95%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	330,000	331,494
3.12%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	403,000	405,248
		5,695,745
Automotive Retail–0.20%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	300,000	323,263
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	19,000	19,736
Murphy Oil USA, Inc., 5.63%, 05/01/2027	35,000	36,925
Penske Automotive Group, Inc., 5.50%, 05/15/2026	81,000	85,152
		465,076
	Principal Amount	Value
Biotechnology–0.28%
AbbVie, Inc., 4.88%, 11/14/2048	$ 594,000	$ 662,773
Brewers–0.30%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 02/01/2046	103,000	123,259
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.00%, 11/15/2039	361,000	578,132
		701,391
Broadcasting–0.07%
AMC Networks, Inc.,
5.00%, 04/01/2024	39,000	40,267
4.75%, 08/01/2025	10,000	10,250
Gray Television, Inc., 7.00%, 05/15/2027(b)	26,000	28,527
iHeartCommunications, Inc.,
8.38%, 05/01/2027	20,000	21,675
5.25%, 08/15/2027(b)	33,000	34,780
Tribune Media Co., 5.88%, 07/15/2022	29,000	29,426
		164,925
Building Products–0.29%
Owens Corning, 4.30%, 07/15/2047	619,000	567,789
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	100,000	105,625
5.00%, 02/15/2027(b)	15,000	15,413
		688,827
Cable & Satellite–3.05%
Altice Financing S.A. (Luxembourg), 6.63%, 02/15/2023(b)	200,000	206,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	95,000	97,100
5.75%, 02/15/2026(b)	204,000	216,495
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	1,257,000	1,390,284
5.38%, 04/01/2038	275,000	310,677
5.75%, 04/01/2048	345,000	403,142
Comcast Corp.,
3.95%, 10/15/2025	250,000	273,946
6.45%, 03/15/2037	580,000	832,794
4.60%, 10/15/2038	355,000	430,405
CSC Holdings, LLC,
6.75%, 11/15/2021	67,000	72,528
5.25%, 06/01/2024	90,000	96,525
10.88%, 10/15/2025(b)	200,000	227,375
DISH DBS Corp.,
7.88%, 09/01/2019	86,000	86,000
5.88%, 11/15/2024	145,000	138,482
7.75%, 07/01/2026	15,000	14,775
NBCUniversal Media LLC, 5.95%, 04/01/2041	1,193,000	1,662,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Sirius XM Radio, Inc.,
4.63%, 07/15/2024(b)	$ 285,000	$ 298,181
5.38%, 07/15/2026(b)	39,000	41,340
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	204,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(b)	200,000	207,274
		7,211,167
Casinos & Gaming–0.36%
Boyd Gaming Corp.,
6.88%, 05/15/2023	40,000	41,641
6.38%, 04/01/2026	19,000	20,211
6.00%, 08/15/2026	19,000	20,140
Las Vegas Sands Corp., 3.20%, 08/08/2024	543,000	554,767
MGM Resorts International,
7.75%, 03/15/2022	42,000	47,260
6.00%, 03/15/2023	67,000	73,867
Scientific Games International, Inc., 10.00%, 12/01/2022	35,000	36,444
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	55,000	58,163
		852,493
Coal & Consumable Fuels–0.04%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	105,000	99,816
Commodity Chemicals–0.05%
Koppers, Inc., 6.00%, 02/15/2025(b)	35,000	34,212
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	23,000	21,793
Olin Corp., 5.63%, 08/01/2029	51,000	53,104
		109,109
Communications Equipment–0.08%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	87,000	78,082
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	50,000	54,125
5.25%, 08/01/2026	49,000	52,124
		184,331
Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	22,000	23,089
William Lyon Homes, Inc.,
6.00%, 09/01/2023	11,000	11,468
6.63%, 07/15/2027(b)	54,000	54,270
		88,827
	Principal Amount	Value
Construction Materials–0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	$ 384,000	$ 415,891
Consumer Finance–1.97%
Ally Financial, Inc.,
8.00%, 03/15/2020	31,000	31,946
4.13%, 03/30/2020	950,000	959,500
5.13%, 09/30/2024	34,000	38,080
4.63%, 03/30/2025	223,000	244,464
Capital One Financial Corp., 3.75%, 03/09/2027	1,210,000	1,282,946
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	280,000	303,626
Discover Bank, 4.68%, 08/09/2028(c)	280,000	294,000
Navient Corp.,
8.00%, 03/25/2020	52,000	53,690
7.25%, 01/25/2022	23,000	25,300
7.25%, 09/25/2023	176,000	196,020
Synchrony Financial, 4.50%, 07/23/2025	1,135,000	1,220,747
		4,650,319
Copper–0.48%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	893,000	893,000
5.40%, 11/14/2034	187,000	180,455
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	75,000	71,812
		1,145,267
Data Processing & Outsourced Services–0.60%
Fidelity National Information Services, Inc., 4.50%, 08/15/2046	483,000	568,492
Fiserv, Inc., 4.20%, 10/01/2028	335,000	376,778
Mastercard, Inc., 2.95%, 06/01/2029	450,000	482,047
		1,427,317
Department Stores–0.39%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/2023	915,000	934,825
Diversified Banks–12.40%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,136,743
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.13%, 07/28/2021(b)	815,000	815,693
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)	765,000	845,979
Banco Bilbao Vizcaya Argentaria S.A. (Spain), Series 9, 6.50%(c)(d)	600,000	608,700
Bank of America Corp.,
Series AA, 6.10%(d)	1,495,000	1,630,619
Series DD, 6.30%(d)	440,000	497,026
Series FF, 5.88%(d)	250,000	272,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series Z, 6.50%(d)	$1,130,000	$ 1,266,408
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024	773,000	821,225
7.75%, 05/14/2038	765,000	1,195,856
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	590,333
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	200,000	207,779
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	535,000	560,418
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)	708,000	753,726
Citigroup, Inc.,
Series N, 5.80%(d)	750,000	754,687
Series Q, 5.95%(d)	350,000	356,638
Series T, 6.25%(d)	450,000	504,385
2.88%, 07/24/2023	245,000	249,337
5.50%, 09/13/2025	1,220,000	1,399,322
4.65%, 07/23/2048	273,000	343,268
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	772,000	796,318
5.25%, 04/16/2029(b)	52,000	56,108
HSBC Holdings PLC (United Kingdom),
6.00% (d)	845,000	848,397
4.00%, 03/30/2022	500,000	524,781
3.12%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(c)	363,000	363,718
JPMorgan Chase & Co.,
Series I, 5.74% (3 mo. USD LIBOR + 3.47%)(c)(d)	337,000	339,265
Series V, 5.00% (3 mo. USD LIBOR + 3.32%)(c)(d)	535,000	534,599
2.30%, 08/15/2021	910,000	912,468
3.15%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	795,000	798,433
3.63%, 12/01/2027	515,000	547,951
Series W, 3.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	790,000	609,501
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(c)	250,000	258,747
Nordea Bank Abp (Finland), 5.50%(b)(d)	775,000	777,798
Royal Bank of Scotland Group PLC (The) (United Kingdom), 3.50% (3 mo. USD LIBOR + 1.48%), 05/15/2023(c)	894,000	905,207
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	482,184
4.13%, 07/15/2023(b)	552,000	586,061
Societe Generale S.A. (France),
7.38% (b)(d)	295,000	310,856
7.38% (b)(d)	505,000	531,874
Standard Chartered PLC (United Kingdom),
7.75% (b)(d)	255,000	273,032
3.43%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	200,000	199,762
4.30%, 02/19/2027(b)	300,000	312,605
	Principal Amount	Value
Diversified Banks–(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	$ 625,000	$ 647,528
Wells Fargo & Co.,
5.38%, 11/02/2043	1,840,000	2,433,193
4.75%, 12/07/2046	375,000	460,719
		29,321,272
Diversified Capital Markets–0.81%
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	519,000	529,158
Credit Suisse Group AG (Switzerland), 7.50%(b)(d)	285,000	303,757
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	515,000	544,729
Macquarie Bank Ltd. (Australia), 6.13%(b)(d)	530,000	534,123
		1,911,767
Diversified Chemicals–0.49%
Chemours Co. (The),
6.63%, 05/15/2023	19,000	19,404
7.00%, 05/15/2025	16,000	15,840
Dow Chemical Co. (The),
3.15%, 05/15/2024(b)	256,000	264,555
4.80%, 05/15/2049(b)	261,000	296,206
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	519,000	551,809
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	22,000	20,735
		1,168,549
Diversified Metals & Mining–0.28%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	45,000	45,899
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	531,000	622,042
		667,941
Diversified REITs–1.28%
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	25,000	25,875
5.38%, 03/15/2027	28,000	29,855
STORE Capital Corp., 4.63%, 03/15/2029	290,000	322,456
Trust F/1401 (Mexico),
5.25%, 12/15/2024(b)	283,000	302,456
5.25%, 01/30/2026(b)	764,000	810,803
4.87%, 01/15/2030(b)	560,000	572,180
6.39%, 01/15/2050(b)	905,000	959,300
		3,022,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Bond Fund

	Principal Amount	Value
Drug Retail–1.04%
CVS Pass Through Trust,
6.04%, 12/10/2028	$ 872,573	$ 990,163
5.77%, 01/10/2033(b)	1,264,321	1,461,248
		2,451,411
Electric Utilities–1.81%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	415,000
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,223,234
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	525,000	552,930
Georgia Power Co., 2.85%, 05/15/2022	300,000	307,086
Southern Co. (The), Series B, 5.50%, 03/15/2057(c)	761,000	790,059
		4,288,309
Electrical Components & Equipment–0.03%
EnerSys, 5.00%, 04/30/2023(b)	75,000	77,625
Electronic Equipment & Instruments–0.03%
Itron, Inc., 5.00%, 01/15/2026(b)	37,000	37,925
MTS Systems Corp., 5.75%, 08/15/2027(b)	29,000	30,378
		68,303
Environmental & Facilities Services–0.08%
Core & Main L.P., 6.13%, 08/15/2025(b)	67,000	68,340
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	75,000	78,000
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	35,000	36,575
		182,915
Financial Exchanges & Data–0.71%
Moody’s Corp.,
5.50%, 09/01/2020	1,080,000	1,115,081
5.25%, 07/15/2044	425,000	548,688
MSCI, Inc., 5.25%, 11/15/2024(b)	27,000	28,166
		1,691,935
Food Distributors–0.03%
US Foods, Inc., 5.88%, 06/15/2024(b)	79,000	81,961
Food Retail–0.04%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	57,000	59,992
5.88%, 02/15/2028(b)	41,000	43,311
		103,303
Forest Products–0.02%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	43,000	43,860
	Principal Amount	Value
Gas Utilities–0.08%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	$ 77,000	$ 82,101
5.88%, 08/20/2026	22,000	24,001
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	71,000	72,420
		178,522
Health Care Equipment–0.04%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	82,000	84,665
Health Care Facilities–0.82%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	27,000	28,013
HCA Healthcare, Inc., 6.25%, 02/15/2021	99,000	104,237
HCA, Inc.,
5.00%, 03/15/2024	800,000	874,733
5.38%, 02/01/2025	39,000	43,388
5.25%, 04/15/2025	30,000	33,525
5.88%, 02/15/2026	71,000	81,171
5.38%, 09/01/2026	18,000	20,115
4.13%, 06/15/2029	268,000	286,124
5.50%, 06/15/2047	344,000	395,865
Tenet Healthcare Corp., 6.75%, 06/15/2023	62,000	63,937
		1,931,108
Health Care REITs–1.22%
HCP, Inc.,
4.00%, 12/01/2022	331,000	349,660
4.25%, 11/15/2023	247,000	265,566
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	111,000	118,770
4.63%, 08/01/2029	328,000	341,735
Physicians Realty L.P., 4.30%, 03/15/2027	310,000	333,082
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,090,000	1,162,846
Welltower, Inc., 3.10%, 01/15/2030	317,000	323,018
		2,894,677
Health Care Services–2.29%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	31,000	31,930
Cigna Corp.,
3.75%, 07/15/2023	859,000	903,620
3.19%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	742,000	743,584
4.38%, 10/15/2028	44,000	49,243
4.80%, 08/15/2038	820,000	949,844
CVS Health Corp., 2.63%, 08/15/2024	393,000	395,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	$ 37,000	$ 37,462
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	23,000	12,650
Express Scripts Holding Co., 3.00%, 07/15/2023	2,050,000	2,098,233
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	60,000	57,600
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	67,000	60,220
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(b)	18,000	15,491
10.00%, 04/15/2027(b)	30,000	28,800
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	35,000	23,625
		5,408,003
Home Improvement Retail–0.65%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	59,000	52,657
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	765,000	831,935
4.55%, 04/05/2049	560,000	655,789
		1,540,381
Homebuilding–0.89%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	44,000	46,090
6.75%, 03/15/2025	48,000	48,540
5.88%, 10/15/2027	6,000	5,715
KB Home, 8.00%, 03/15/2020	22,000	22,688
Lennar Corp.,
8.38%, 01/15/2021	6,000	6,480
5.38%, 10/01/2022	56,000	59,990
4.75%, 11/15/2022	31,000	32,821
5.25%, 06/01/2026	75,000	81,937
MDC Holdings, Inc., 6.00%, 01/15/2043	1,643,000	1,692,290
Meritage Homes Corp., 7.15%, 04/15/2020	20,000	20,625
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	35,000	37,275
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	45,000	48,150
		2,102,601
Hotel & Resort REITs–0.05%
Hospitality Properties Trust, 4.95%, 02/15/2027	105,000	109,075
Hotels, Resorts & Cruise Lines–0.27%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	623,000	648,598
	Principal Amount	Value
Household Products–0.24%
Controladora Mabe S.A. de C.V. (Mexico), 5.60%, 10/23/2028(b)	$ 377,000	$ 401,505
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.00%, 07/15/2024(b)	76,000	78,707
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	46,517	46,692
5.13%, 07/15/2023(b)	17,000	17,519
Spectrum Brands, Inc., 5.75%, 07/15/2025	31,000	32,395
		576,818
Independent Power Producers & Energy Traders–0.13%
AES Corp. (The), 5.50%, 04/15/2025	98,000	102,535
Calpine Corp.,
5.38%, 01/15/2023	39,000	39,631
5.50%, 02/01/2024	39,000	39,438
NRG Energy, Inc.,
6.63%, 01/15/2027	13,000	14,089
5.25%, 06/15/2029(b)	100,000	106,832
		302,525
Industrial Conglomerates–0.95%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	854,000	869,131
General Electric Co., 5.55%, 01/05/2026	1,232,000	1,366,698
		2,235,829
Industrial Machinery–0.31%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	90,000	83,025
EnPro Industries, Inc., 5.75%, 10/15/2026	50,000	52,500
Mueller Industries, Inc., 6.00%, 03/01/2027	77,000	78,155
Parker-Hannifin Corp., 3.25%, 06/14/2029	503,000	529,576
		743,256
Industrial REITs–0.09%
PLA Administradora Industrial S de RL de CV (Mexico), 4.96%, 07/18/2029(b)	215,000	219,365
Integrated Oil & Gas–0.83%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	56,000	60,788
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	1,471,000	1,510,575
4.38%, 04/16/2049(b)	346,000	396,678
		1,968,041
Integrated Telecommunication Services–3.83%
Altice France S.A. (France), 6.25%, 05/15/2024(b)	200,000	206,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
AT&T, Inc.,
3.62%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	$ 393,000	$ 399,372
5.25%, 03/01/2037	475,000	565,473
5.15%, 03/15/2042	1,070,000	1,248,488
5.35%, 12/15/2043	850,000	987,625
4.75%, 05/15/2046	606,000	678,706
5.15%, 02/15/2050	1,281,000	1,522,922
5.70%, 03/01/2057	490,000	621,606
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	32,000	29,360
8.00%, 10/15/2025(b)	7,000	6,179
Frontier Communications Corp., 10.50%, 09/15/2022	63,000	32,996
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	130,000	118,950
8.50%, 10/15/2024(b)	41,000	40,795
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	100,000	112,000
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,165,000	1,590,297
T-Mobile USA, Inc.,
6.38%, 03/01/2025	145,000	150,510
6.50%, 01/15/2026	212,000	228,430
Verizon Communications, Inc., 4.81%, 03/15/2039	413,000	507,369
		9,048,012
Interactive Media & Services–1.17%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	39,000	40,267
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	378,000	397,845
6.63%, 08/15/2027(b)	53,000	55,650
Match Group, Inc., 5.63%, 02/15/2029(b)	766,000	833,025
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	298,000	304,444
3.60%, 01/19/2028(b)	620,000	654,513
3.93%, 01/19/2038(b)	448,000	487,875
		2,773,619
Internet & Direct Marketing Retail–0.96%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	295,000	339,787
4.40%, 12/06/2057	290,000	346,379
QVC, Inc., 5.45%, 08/15/2034	1,560,000	1,594,077
		2,280,243
Investment Banking & Brokerage–2.08%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	564,000	611,361
Charles Schwab Corp. (The), Series E, 4.63%(d)	862,000	870,960
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
Series P, 5.00%(d)	$ 495,000	$ 490,493
5.25%, 07/27/2021	565,000	597,163
6.75%, 10/01/2037	310,000	425,272
4.80%, 07/08/2044	1,060,000	1,313,430
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	552,000	560,499
Raymond James Financial, Inc., 4.95%, 07/15/2046	38,000	46,593
		4,915,771
IT Consulting & Other Services–0.15%
DXC Technology Co., 4.45%, 09/18/2022	340,000	357,569
Leisure Facilities–0.04%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	45,485
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	55,000	57,063
		102,548
Life & Health Insurance–3.03%
Athene Holding Ltd., 4.13%, 01/12/2028	970,000	993,283
Brighthouse Financial, Inc., 4.70%, 06/22/2047	964,000	870,083
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), 4.00%(b)(d)	545,000	566,585
Global Atlantic Financial Group Ltd., 8.63%, 04/15/2021(b)	950,000	1,031,179
MetLife, Inc.,
Series C, 5.25%(d)	910,000	923,536
4.13%, 08/13/2042	390,000	448,289
Nationwide Financial Services, Inc., 5.38%, 03/25/2021(b)	1,645,000	1,711,445
Prudential Financial, Inc., 3.91%, 12/07/2047	549,000	612,302
		7,156,702
Managed Health Care–0.50%
Centene Corp., 5.38%, 06/01/2026(b)	82,000	87,867
Cigna Holding Co., 4.50%, 03/15/2021	435,000	447,582
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	25,000	25,594
UnitedHealth Group, Inc., 3.75%, 07/15/2025	483,000	525,045
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	60,000	63,048
5.38%, 08/15/2026(b)	24,000	25,650
		1,174,786
Marine Ports & Services–0.29%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	685,000	679,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Bond Fund

	Principal Amount	Value
Metal & Glass Containers–0.07%
Ball Corp., 5.25%, 07/01/2025	$ 67,000	$ 75,375
Berry Global, Inc.,
5.50%, 05/15/2022	30,000	30,617
6.00%, 10/15/2022	20,000	20,425
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	39,000	35,392
OI European Group B.V., 4.00%, 03/15/2023(b)	11,000	11,110
		172,919
Movies & Entertainment–0.26%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	44,000	41,965
6.13%, 05/15/2027	44,000	40,810
Netflix, Inc.,
5.75%, 03/01/2024	40,000	44,050
5.88%, 11/15/2028	196,000	219,765
5.38%, 11/15/2029(b)	238,000	259,420
		606,010
Multi-line Insurance–1.66%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(b)	13,000	14,032
American International Group, Inc., 4.50%, 07/16/2044	1,485,000	1,700,245
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	415,000	453,092
Hartford Financial Services Group, Inc. (The), 3.60%, 08/19/2049	218,000	228,602
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	988,806
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	415,000	536,018
		3,920,795
Multi-Utilities–0.62%
CenterPoint Energy, Inc.,
Series A, 6.13%(d)	765,000	801,884
2.50%, 09/01/2024	418,000	419,708
Dominion Energy, Inc., 3.07%, 08/15/2024(f)	247,000	254,254
		1,475,846
Office REITs–0.74%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	550,000	596,898
3.38%, 08/15/2031	248,000	262,814
4.00%, 02/01/2050	376,000	417,665
Office Properties Income Trust, 4.50%, 02/01/2025	447,000	462,326
		1,739,703
	Principal Amount	Value
Office Services & Supplies–0.54%
Pitney Bowes, Inc.,
3.88%, 10/01/2021	$ 805,000	$ 807,012
4.95%, 04/01/2023	496,000	473,680
		1,280,692
Oil & Gas Drilling–0.16%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	19,000	10,925
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	38,000	35,625
Noble Holding International Ltd., 7.75%, 01/15/2024	48,000	32,160
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	5,666	5,680
7.75%, 12/15/2023	7,000	6,948
5.25%, 11/15/2024	43,000	37,088
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	54,000	55,063
5.13%, 02/01/2025	37,000	38,110
5.88%, 04/15/2026	62,000	65,177
Transocean, Inc., 7.50%, 04/15/2031	54,000	42,053
Valaris PLC, 7.75%, 02/01/2026	73,000	46,705
		375,534
Oil & Gas Equipment & Services–0.24%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	510,000	523,579
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	33,000	20,955
SESI, L.L.C., 7.13%, 12/15/2021	39,000	27,690
		572,224
Oil & Gas Exploration & Production–1.64%
Antero Resources Corp., 5.63%, 06/01/2023	61,000	56,577
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	48,000	48,600
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	25,000	22,375
California Resources Corp., 8.00%, 12/15/2022(b)	45,000	26,100
Callon Petroleum Co.,
6.13%, 10/01/2024	42,000	40,950
6.38%, 07/01/2026	16,000	15,600
Centennial Resource Production, LLC, 6.88%, 04/01/2027(b)	76,000	76,380
Concho Resources, Inc., 4.38%, 01/15/2025	60,000	62,245
Continental Resources, Inc., 5.00%, 09/15/2022	880,000	888,450
Denbury Resources, Inc., 5.50%, 05/01/2022	26,000	11,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Enterprise Products Operating LLC,
3.13%, 07/31/2029	$ 482,000	$ 500,282
4.80%, 02/01/2049	312,000	367,133
4.20%, 01/31/2050	378,000	413,021
Series D, 6.88%, 03/01/2033	100,000	138,780
4.88%, 08/16/2077	603,000	577,083
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)	32,000	14,080
Genesis Energy L.P. / Genesis Energy Finance Corp., 6.25%, 05/15/2026	40,000	38,416
Gulfport Energy Corp., 6.00%, 10/15/2024	38,000	27,835
Jagged Peak Energy LLC, 5.88%, 05/01/2026	61,000	61,518
Newfield Exploration Co., 5.63%, 07/01/2024	52,000	57,332
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	37,000	37,555
Oasis Petroleum, Inc., 6.88%, 01/15/2023	71,000	64,610
QEP Resources, Inc.,
6.88%, 03/01/2021	46,000	45,885
5.25%, 05/01/2023	18,000	15,840
5.63%, 03/01/2026	17,000	13,855
Range Resources Corp., 5.88%, 07/01/2022	34,000	32,725
SM Energy Co.,
6.13%, 11/15/2022	48,000	44,880
6.63%, 01/15/2027	8,000	6,840
Southwestern Energy Co.,
7.50%, 04/01/2026	31,000	27,286
7.75%, 10/01/2027	68,000	59,500
Whiting Petroleum Corp., 6.63%, 01/15/2026	40,000	29,148
WPX Energy, Inc., 5.25%, 09/15/2024	46,000	46,920
		3,868,981
Oil & Gas Refining & Marketing–0.26%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	10,000	9,525
NuStar Logistics, L.P., 6.00%, 06/01/2026	50,000	53,750
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	63,000	66,386
5.88%, 07/15/2027(b)	410,000	431,525
Sunoco L.P. /Sunoco Finance Corp., 4.88%, 01/15/2023	53,000	54,325
		615,511
Oil & Gas Storage & Transportation–2.44%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	66,000	62,535
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Buckeye Partners, L.P.,
4.35%, 10/15/2024	$1,221,000	$ 1,185,521
5.60%, 10/15/2044	430,000	364,727
Energy Transfer Operating, L.P.,
Series A, 6.25%(d)	27,000	25,190
5.88%, 01/15/2024	85,000	95,177
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	19,000	20,007
Kinder Morgan, Inc., 7.80%, 08/01/2031	261,000	363,072
MPLX L.P.,
4.80%, 02/15/2029	333,000	370,721
4.70%, 04/15/2048	379,000	390,894
5.50%, 02/15/2049	521,000	598,059
Plains All American Pipeline, L.P., Series B, 6.13%(d)	1,009,000	960,084
SemGroup Corp., 6.38%, 03/15/2025	39,000	37,050
Williams Cos., Inc. (The),
4.13%, 11/15/2020	447,000	454,583
7.88%, 09/01/2021	24,000	26,509
3.60%, 03/15/2022	729,000	750,816
4.55%, 06/24/2024	67,000	72,611
		5,777,556
Other Diversified Financial Services–0.56%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	902,000	1,100,855
ILFC E-Capital Trust II, 4.34% (30 yr. U.S. Treasury + 1.80%), 12/21/2065(b)(c)	100,000	71,500
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	37,000	39,171
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	37,000	39,035
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	59,000	60,906
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(b)	14,000	14,464
		1,325,931
Packaged Foods & Meats–0.60%
B&G Foods, Inc., 5.25%, 04/01/2025	37,000	37,659
Conagra Brands, Inc., 5.30%, 11/01/2038	639,000	749,698
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	48,000	50,100
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	32,000	33,613
Mars, Inc., 2.70%, 04/01/2025(b)	484,000	500,928
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	35,000	36,444
		1,408,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Bond Fund

	Principal Amount	Value
Paper Products–0.23%
Mercer International, Inc. (Germany),
7.75%, 12/01/2022	$ 3,000	$ 3,083
6.50%, 02/01/2024	72,000	74,430
5.50%, 01/15/2026	14,000	13,863
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	62,000	64,015
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	342,000	380,030
		535,421
Pharmaceuticals–2.25%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	31,000	32,008
5.50%, 11/01/2025(b)	27,000	28,417
9.00%, 12/15/2025(b)	39,000	43,875
Bayer US Finance II LLC (Germany),
2.98%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	369,000	369,195
3.42%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	815,000	814,773
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	681,000	706,548
3.20%, 06/15/2026(b)	438,000	463,833
3.40%, 07/26/2029(b)	494,000	535,227
4.25%, 10/26/2049(b)	479,000	577,048
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	590,000	603,534
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	39,000	38,561
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	32,000	29,920
Pfizer, Inc., 2.95%, 03/15/2024	989,000	1,031,569
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	39,000	37,245
		5,311,753
Property & Casualty Insurance–0.40%
Allstate Corp. (The), 4.20%, 12/15/2046	275,000	334,419
W.R. Berkley Corp., 7.38%, 09/15/2019	600,000	600,870
		935,289
Publishing–0.04%
Meredith Corp., 6.88%, 02/01/2026	87,000	92,220
Railroads–0.41%
CSX Corp., 4.65%, 03/01/2068	473,000	547,770
Union Pacific Corp., 3.95%, 08/15/2059	380,000	418,894
		966,664
Regional Banks–0.78%
CIT Group, Inc.,
5.00%, 08/15/2022	33,000	35,263
5.00%, 08/01/2023	48,000	52,200
	Principal Amount	Value
Regional Banks–(continued)
Fifth Third Bancorp, 4.30%, 01/16/2024	$ 660,000	$ 712,089
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	340,000	376,429
M&T Bank Corp., Series F, 5.13%(d)	279,000	292,504
Synovus Financial Corp., 3.13%, 11/01/2022	370,000	371,434
		1,839,919
Research & Consulting Services–0.04%
Equinix, Inc., 5.88%, 01/15/2026	90,000	95,963
Residential REITs–0.52%
Essex Portfolio L.P., 3.63%, 08/15/2022	940,000	976,467
Spirit Realty L.P., 4.00%, 07/15/2029	245,000	261,906
		1,238,373
Restaurants–0.55%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	77,000	79,695
Aramark Services, Inc., 5.00%, 04/01/2025(b)	35,000	36,248
Darden Restaurants, Inc., 4.55%, 02/15/2048	173,000	186,057
Starbucks Corp., 4.45%, 08/15/2049	858,000	1,006,051
		1,308,051
Retail REITs–0.15%
Regency Centers, L.P., 4.13%, 03/15/2028	328,000	362,127
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	31,000	31,620
Semiconductor Equipment–1.53%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	1,045,000	1,053,847
3.88%, 01/15/2027	1,086,000	1,087,742
3.50%, 01/15/2028	1,025,000	994,608
Lam Research Corp.,
4.00%, 03/15/2029	185,000	205,537
4.88%, 03/15/2049	220,000	270,760
		3,612,494
Semiconductors–1.36%
Analog Devices, Inc., 3.13%, 12/05/2023	445,000	459,400
Micron Technology, Inc.,
5.50%, 02/01/2025	50,000	51,080
4.98%, 02/06/2026	300,000	323,488
4.19%, 02/15/2027	820,000	846,782
5.33%, 02/06/2029	175,000	193,932
4.66%, 02/15/2030	273,000	285,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Bond Fund

	Principal Amount	Value
Semiconductors–(continued)
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	$ 806,000	$ 836,115
4.63%, 06/01/2023(b)	200,000	214,010
		3,210,202
Sovereign Debt–0.88%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	212,485
Chile Government International Bond (Chile), 3.50%, 01/25/2050	401,000	458,347
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	310,000	309,274
6.00%, 08/01/2029(b)	400,000	398,616
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	675,000	715,144
		2,093,866
Specialized Consumer Services–0.04%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	22,000	23,147
7.45%, 08/15/2027	72,000	80,190
		103,337
Specialized REITs–0.12%
GLP Capital, L.P. / GLP Financing II, Inc., 5.38%, 04/15/2026	39,000	42,906
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	54,000	56,025
Iron Mountain, Inc.,
6.00%, 08/15/2023	30,000	30,750
5.75%, 08/15/2024	15,000	15,225
5.25%, 03/15/2028(b)	37,000	38,573
SBA Communications Corp., 4.88%, 09/01/2024	95,000	98,681
		282,160
Specialty Chemicals–0.36%
Ashland LLC, 4.75%, 08/15/2022	31,000	32,696
Element Solutions, Inc., 5.88%, 12/01/2025(b)	36,000	37,800
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	56,000	57,540
PolyOne Corp., 5.25%, 03/15/2023	52,000	56,095
PQ Corp., 6.75%, 11/15/2022(b)	33,000	34,368
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	65,000	43,582
Sherwin-Williams Co. (The), 3.80%, 08/15/2049	575,000	592,563
		854,644
Steel–0.08%
ArcelorMittal (Luxembourg), 7.00%, 10/15/2039	31,000	37,156
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	50,000	50,250
	Principal Amount	Value
Steel–(continued)
Steel Dynamics, Inc., 5.13%, 10/01/2021	$ 75,000	$ 75,303
United States Steel Corp., 6.88%, 08/15/2025	31,000	29,575
		192,284
Technology Distributors–0.23%
Avnet, Inc., 4.63%, 04/15/2026	485,000	529,251
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	13,000	13,626
		542,877
Technology Hardware, Storage & Peripherals–1.22%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	126,507
4.00%, 07/15/2024(b)	465,000	486,385
6.02%, 06/15/2026(b)	906,000	1,023,292
4.90%, 10/01/2026(b)	270,000	288,880
8.35%, 07/15/2046(b)	732,000	962,998
		2,888,062
Tobacco–1.28%
Altria Group, Inc.,
3.80%, 02/14/2024	638,000	676,202
4.40%, 02/14/2026	980,000	1,075,437
4.80%, 02/14/2029	776,000	879,436
6.20%, 02/14/2059	302,000	389,020
		3,020,095
Trading Companies & Distributors–2.25%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)	1,714,000	1,836,122
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	264,000	271,301
Air Lease Corp.,
3.88%, 04/01/2021	995,000	1,018,297
3.38%, 06/01/2021	825,000	838,888
3.00%, 09/15/2023	394,000	401,275
Aircastle Ltd.,
7.63%, 04/15/2020	12,000	12,387
5.00%, 04/01/2023	85,000	90,988
BMC East, LLC, 5.50%, 10/01/2024(b)	63,000	65,599
BOC Aviation Ltd. (Singapore), 3.46% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	524,000	526,628
United Rentals North America, Inc.,
5.50%, 07/15/2025	33,000	34,526
5.88%, 09/15/2026	79,000	85,024
6.50%, 12/15/2026	59,000	64,384
5.50%, 05/15/2027	16,000	17,228
5.25%, 01/15/2030	54,000	57,915
		5,320,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Bond Fund

	Principal Amount	Value
Trucking–2.79%
Aviation Capital Group LLC,
2.94%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	$ 264,000	$ 263,924
4.13%, 08/01/2025(b)	773,000	825,662
3.50%, 11/01/2027(b)	1,310,000	1,369,333
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	44,000	44,935
5.75%, 07/15/2027(b)	255,000	260,342
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	180,000	187,119
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	170,000	172,455
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	81,000	72,292
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
4.13%, 08/01/2023(b)	2,005,000	2,126,347
3.90%, 02/01/2024(b)	469,000	496,336
Ryder System, Inc., 2.50%, 09/01/2024	766,000	773,150
		6,591,895
Wireless Telecommunication Services–1.93%
America Movil, S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	620,000	723,026
Oztel Holdings SPC Ltd. (Oman), 6.63%, 04/24/2028(b)	379,000	381,531
Sprint Communications, Inc., 7.00%, 03/01/2020(b)	48,000	49,080
Sprint Corp., 7.63%, 02/15/2025	36,000	40,365
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	673,313	677,554
4.74%, 03/20/2025(b)	922,000	979,625
5.15%, 03/20/2028(b)	1,587,000	1,713,960
		4,565,141
Total U.S. Dollar Denominated Bonds & Notes (Cost $194,471,983)		208,880,821
U.S. Treasury Securities–5.35%
U.S. Treasury Bills–0.17%
1.80% - 1.86%, 12/19/2019(g)(h)	410,000	407,695
U.S. Treasury Bonds–1.55%
2.88%, 05/15/2049	3,044,500	3,669,336
U.S. Treasury Notes–3.63%
1.50%, 08/15/2022	335,600	336,302
1.75%, 07/31/2024	3,703,900	3,766,403
1.88%, 07/31/2026	492,000	505,674
1.63%, 08/15/2029	3,918,800	3,964,035
		8,572,414
Total U.S. Treasury Securities (Cost $12,610,121)		12,649,445
	Shares		Value
Preferred Stocks–2.83%
Diversified Banks–1.22%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		1,992	$ 2,890,591
Investment Banking & Brokerage–1.26%
Morgan Stanley, 7.13%, Series E, Pfd.		65,000	1,851,200
Morgan Stanley, 6.88%, Series F, Pfd.		40,000	1,120,800
			2,972,000
Regional Banks–0.35%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		30,000	824,100
Total Preferred Stocks (Cost $5,923,864)			6,686,691
	Principal Amount
Asset-Backed Securities–0.57%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$ 612,402	661,599
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		659,950	685,259
Total Asset-Backed Securities (Cost $1,283,356)			1,346,858
Non-U.S. Dollar Denominated Bonds & Notes–0.18%(i)
Movies & Entertainment–0.18%
Netflix, Inc. 3.88%, 11/15/2029 (Cost $390,478)(b)	EUR	350,000	416,980
	Shares
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(j)		722,688	722,688
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(j)		515,999	516,205
Invesco Treasury Portfolio, Institutional Class, 1.98%(j)		825,929	825,929
Total Money Market Funds (Cost $2,064,822)			2,064,822
TOTAL INVESTMENTS IN SECURITIES–98.13% (Cost $216,744,624)			232,045,617
OTHER ASSETS LESS LIABILITIES—1.87%			4,429,115
NET ASSETS–100.00%			$ 236,474,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Bond Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $69,818,371, which represented 29.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
Portfolio Composition
By security type, based on Net Assets
as of August 31, 2019
U.S. Dollar Denominated Bonds & Notes	88.33%
U.S. Treasury Securities	5.35
Preferred Stocks	2.83
Security Types Each Less Than 1% of Portfolio	0.75
Money Market Funds Plus Other Assets Less Liabilities	2.74

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	11	December-2019	$ 2,377,289	$ 1,180	$ 1,180
U.S. Treasury 5 Year Notes	24	December-2019	2,879,438	1,349	1,349
U.S. Treasury 10 Year Notes	78	December-2019	10,274,063	18,705	18,705
U.S. Treasury Long Bonds	65	December-2019	10,741,250	60,783	60,783
U.S. Treasury Ultra Bonds	14	December-2019	2,764,125	(6,268)	(6,268)
Subtotal—Long Futures Contracts				75,749	75,749
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	44	December-2019	(6,355,250)	8,145	8,145
Total Futures Contracts				$83,894	$83,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/29/2019	Goldman Sachs & Co.	EUR	1,065,000	USD	1,190,796	$12,649

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Bond Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $214,679,802)	$229,980,795
Investments in affiliated money market funds, at value (Cost $2,064,822)	2,064,822
Other investments:
Variation margin receivable — futures contracts	6,415
Unrealized appreciation on forward foreign currency contracts outstanding	12,649
Foreign currencies, at value (Cost $809,102)	809,323
Receivable for:
Dividends	39,755
Interest	2,332,614
Investments sold	3,351,638
Investment for trustee deferred compensation and retirement plans	13,603
Other assets	7,083
Total assets	238,618,697
Liabilities:
Payable for:
Investments purchased	1,848,011
Dividends	37,674
Amount due custodian	83,167
Accrued fees to affiliates	2,860
Accrued trustees’ and officers’ fees and benefits	2,730
Accrued other operating expenses	155,920
Trustee deferred compensation and retirement plans	13,603
Total liabilities	2,143,965
Net assets applicable to common shares	$ 236,474,732
Net assets applicable to common shares consist of:
Shares of beneficial interest	$218,863,160
Distributable earnings	17,611,572
$ 236,474,732
Shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,377,069
Net asset value per common share	$ 20.79
Market value per common share	$ 19.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Bond Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 4,910,549
Dividends	189,934
Dividends from affiliated money market funds	16,685
Total investment income	5,117,168
Expenses:
Advisory fees	475,772
Administrative services fees	15,884
Custodian fees	8,928
Transfer agent fees	23,319
Trustees’ and officers’ fees and benefits	12,623
Registration and filing fees	11,250
Reports to shareholders	17,061
Professional services fees	54,846
Other	37,981
Total expenses	657,664
Less: Fees waived	(1,134)
Net expenses	656,530
Net investment income	4,460,638
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,940,454
Foreign currencies	(12,499)
Forward foreign currency contracts	17,220
Futures contracts	1,417,888
Option contracts written	31,475
Swap agreements	(5,488)
4,389,050
Change in net unrealized appreciation of:
Investment securities	15,228,131
Foreign currencies	122
Forward foreign currency contracts	12,649
Futures contracts	136,157
15,377,059
Net realized and unrealized gain	19,766,109
Net increase in net assets resulting from operations	$ 24,226,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 4,460,638	$ 9,348,661
Net realized gain (loss)	4,389,050	(1,045,349)
Change in net unrealized appreciation (depreciation)	15,377,059	(4,501,420)
Net increase in net assets resulting from operations	24,226,747	3,801,892
Distributions to common shareholders from distributable earnings	(4,664,599)	(10,322,446)
Net increase (decrease) in net assets	19,562,148	(6,520,554)
Net assets:
Beginning of period	216,912,584	223,433,138
End of period	$236,474,732	$ 216,912,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Bond Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value, beginning of period	$ 19.07	$ 19.64	$ 19.99	$ 18.84	$ 20.49	$ 20.38
Net investment income(a)	0.39	0.82	0.82	0.83	0.84	0.85
Net gains (losses) on securities (both realized and unrealized)	1.74	(0.48)	(0.16)	1.16	(1.54)	0.64
Total from investment operations	2.13	0.34	0.66	1.99	(0.70)	1.49
Less:
Dividends from net investment income	(0.41)	(0.83)	(0.83)	(0.84)	(0.85)	(0.87)
Distributions from net realized gains	—	(0.08)	(0.18)	—	(0.10)	(0.51)
Total distributions	(0.41)	(0.91)	(1.01)	(0.84)	(0.95)	(1.38)
Net asset value, end of period	$ 20.79	$ 19.07	$ 19.64	$ 19.99	$ 18.84	$ 20.49
Market value, end of period	$ 19.81	$ 17.86	$ 18.23	$ 18.98	$ 17.79	$ 18.81
Total return at net asset value(b)	11.39%	2.23%	3.44%	10.96%	(3.09)%	8.22%
Total return at market value(c)	13.34%	3.15%	1.12%	11.57%	(0.32)%	9.85%
Net assets, end of period (000’s omitted)	$236,475	$216,913	$223,433	$227,470	$214,293	$233,150
Portfolio turnover rate(d)	86%	143%	160%	168%	167%	218%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.58% (e)	0.57%	0.55%	0.54%	0.56%	0.55%
Without fee waivers and/or expense reimbursements	0.58% (e)	0.57%	0.55%	0.54%	0.56%	0.55%
Ratio of net investment income to average net assets	3.94% (e)	4.30%	4.04%	4.18%	4.31%	4.12%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $225,327.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Bond Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Fund’s investment objective is to seek interest income while conserving capital.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective
23	Invesco Bond Fund

securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
I.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon
24	Invesco Bond Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument
25	Invesco Bond Fund

subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2019 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
26	Invesco Bond Fund

Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2019, the Adviser waived advisory fees of $1,134.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$ —	$208,880,821	$—	$208,880,821
U.S. Treasury Securities	—	12,649,445	—	12,649,445
Preferred Stocks	6,686,691	—	—	6,686,691
Asset-Backed Securities	—	1,346,858	—	1,346,858
Non-U.S. Dollar Denominated Bonds & Notes	—	416,980	—	416,980
Money Market Funds	2,064,822	—	—	2,064,822
Total Investments in Securities	8,751,513	223,294,104	—	232,045,617
Other Investments - Assets*
Futures Contracts	90,162	—	—	90,162
Forward Foreign Currency Contracts	—	12,649	—	12,649
	90,162	12,649	—	102,811
Other Investments - Liabilities*
Futures Contracts	(6,268)	—	—	(6,268)
Total Other Investments	83,894	12,649	—	96,543
Total Investments	$8,835,407	$ 223,306,753	$—	$232,142,160

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
27	Invesco Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$ -	$ 90,162	$ 90,162
Unrealized appreciation on forward foreign currency contracts outstanding	12,649	-	12,649
Total Derivative Assets	12,649	90,162	102,811
Derivatives not subject to master netting agreements	-	(90,162)	(90,162)
Total Derivative Assets subject to master netting agreements	$12,649	$ -	$ 12,649
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation (depreciation) on futures contracts — Exchange-Traded(a)	$ -	$ (6,268)	$ (6,268)
Derivatives not subject to master netting agreements	-	6,268	6,268
Total Derivative Liabilities subject to master netting agreements	$ -	$ -	$ -

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs & Co.	$12,649	$–	$12,649	$–	$–	$12,649
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ -	$17,220	$ -	$ 17,220
Futures contracts	-	-	1,417,888	1,417,888
Options written	-	-	31,475	31,475
Swap agreements	(5,488)	-	-	(5,488)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	-	12,649	-	12,649
Futures contracts	-	-	136,157	136,157
Total	$(5,488)	$29,869	$1,585,520	$ 1,609,901
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Written	Swap Agreements
Average notional value	$775,622	$32,721,033	$6,322,000	$3,742,000
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Fund to fund such deferred compensation amounts.
28	Invesco Bond Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$956,872	$780,589	$1,737,461

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $98,594,390 and $97,431,848, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $91,549,042 and $93,020,723, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 15,988,675
Aggregate unrealized (depreciation) of investments	(944,722)
Net unrealized appreciation of investments	$15,043,953
Cost of investments for tax purposes is $217,098,207.
NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	11,377,069	11,377,069
Shares issued through dividend reinvestment	—	—
Ending shares	11,377,069	11,377,069
The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Dividends
The Fund declared the following dividends from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0660	September 18, 2019	September 30, 2019
October 1, 2019	$0.0660	October 16, 2019	October 31, 2019
29	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Investment Grade Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted

30                         Invesco Bond Fund

that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined asset size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31                         Invesco Bond Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders.

The results of the voting on the above matter was as follows:

	Matter	Votes For	Votes Withheld
(1).	Cynthia Hostetler	9,946,899.60	553,450.14
	Eli Jones	9,952,770.52	547,579.22
	Prema Mathai-Davis	9,949,949.99	550,399.75
	Ann Barnett Stern	9,958,758.84	541,590.90
	Raymond Stickel, Jr.	9,941,089.40	559,260.34

32                         Invesco Bond Fund

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-02090	VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019